Goodwill and Intangible Assets, Net (Amortization of Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 96	$ 81	$ 89